Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001111711
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	NiSource Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address, Address Line One	801 East 86th Avenue
Entity Address, City or Town	Merrillville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46410
City Area Code	(614)
Local Phone Number	460-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false